UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02898

The Value Line U.S. Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item I.  Schedule of Investments

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Principal Amount		Yield†	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (18.9%)
$1,000,000	Federal Home Loan Bank Discount Notes	0.15%	12/19/12	$999,663
1,500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	10/1/12	1,499,986
1,450,000	Federal Home Loan Mortgage Corporation Discount Notes	0.14	10/11/12	1,449,932
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.15	11/19/12	999,788
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.14	12/3/12	1,999,494
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	12/17/12	999,660
1,500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	12/17/12	1,499,457
1,000,000	Federal National Mortgage Association Discount Notes	0.15	12/5/12	999,730
2,000,000	Federal National Mortgage Association Discount Notes	0.14	12/19/12	1,999,370
12,450,000	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $12,447,080)			12,447,080

COMMERCIAL PAPER (3.1%)
1,000,000	Brown-Forman Corp.	0.16	10/9/12	999,956
1,000,000	Northwest Natural Gas Co.	0.29	10/12/12	999,895
2,000,000	TOTAL COMMERCIAL PAPER (Amortized Cost $1,999,851)			1,999,851
REPURCHASE AGREEMENT (78.0%)
51,300,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $51,300,812 (collateralized by $50,195,000 U.S. Treasury Notes 2.3750% due 09/30/14, with a value of $52,339,406)			51,300,000
51,300,000	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $51,300,000)			51,300,000
	TOTAL INVESTMENT SECURITIES (100.0%) (Cost $65,746,931)			65,746,931
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.0%)			(4,307)
	NET ASSETS (100.0%)			$65,742,624
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($65,742,624 ÷ 65,777,682 shares outstanding)			$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets

U.S. Government Agency Obligations	$0	$12,447,080	$0	$12,447,080
Commercial Paper	0	1,999,851	0	1,999,851
Repurchase Agreements	0	51,300,000	0	51,300,000
Total Investments in Securities	$0	$65,746,931	$0	$65,746,931

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

 (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940  (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012